SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.
The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2014 are applied consistently in these financial statements. For further information, refer to the consolidated financial statements as of December 31, 2014.

b.	Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term and long-term bank deposits, marketable securities and non-current lease deposits.

Cash, cash equivalents and restricted cash are mainly invested in U.S. dollar deposits with major banks in Israel and the United States. Generally, these deposits may be redeemed upon demand and bear minimal risk.

Long-term bank deposits are invested in major banks in Israel. Management believes that the financial institutions that hold the Company's investment are financially sound and, accordingly, minimal credit risk exists with respect to this investment.

The Company's marketable securities consist of an investment in Evogene Ltd. (“Evogene”) ordinary shares which are publicly traded in the United States and Israel.